Share capital (Details 2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Share Capital Details 2Abstract
Stock-based compensation pertaining to general and administrative	$ 984,984	$ 456,982	$ 1,323,701	$ 960,384
Stock-based compensation pertaining to research and development	304,695	456,982	656,450	960,385
Total stock-based compensation expense recognized	$ 1,289,679	$ 913,964	$ 1,980,151	$ 1,920,769